Loss per Share (Details) - Schedule of Loss per Share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of Loss per Share [Abstract]
Net loss applicable to shareholders of ordinary shares	$ (1,963)	$ (426)
Interest accrued on preferred shares	(597)	(549)
Total loss attributed to ordinary shares	(2,560)	(975)
Shares of ordinary share used in computing basic and diluted net loss per share	$ 576,556	$ 576,556
Net loss per share of ordinary share, basic and diluted (in Dollars per share)	$ (4.44)	$ (1.69)